COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) bank_account	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Non-Cancelable Operating Lease
2018	$ 359,175
2019	318,213
2020	290,081
2021	253,979
2022	211,110
Thereafter	1,169,871
Total	2,602,429
Non-Cancelable Contracts
2018	393,980
2019	343,578
2020	291,036
2021	255,356
2022	162,062
Thereafter	393,599
Total	1,839,611
Capital Expenditure Commitments
2018	38,444
2019	7,928
2020	2,771
2021	4,499
2022	4,591
Thereafter	9,877
Total	68,110
Rent expense charged to operations	$ 954,300	$ 947,400	$ 978,600
Clear Media Limited
Concentration Risk [Line Items]
Unauthorized bank accounts opened | bank_account	3
Subsidiary Concentration Risk | Clear Media Limited | Net Revenue
Concentration Risk [Line Items]
Concentration risk	9.80%
Subsidiary Concentration Risk | Clear Media Limited | Total Assets
Concentration Risk [Line Items]
Concentration risk	9.90%
Ministry of Economic Affairs and Finance, Italy
Concentration Risk [Line Items]
Estimated loss from Italy investigation	$ 17,000